Common shareholder's equity, mezzanine equity, and non controlling interests - Mezzanine equity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Nov. 05, 2018
Mezzanine equity
Redeemable preference shares with accrued dividend carrying value	$ 223.0	$ 232.2
Series B preference shares
Mezzanine equity
Preferred shares authorized (in shares)	15,000,000		15,000,000
Preferred shares par value (in dollars per share)	$ 0.01		$ 0.01
Preferential rights, Minimum gross proceeds from the issuance of senior or pari passu shares	$ 100.0
Redeemable preference shares with accrued dividend carrying value	$ 223.0	$ 232.2
Series B preference shares | Private Placement | Preference Share Investors
Mezzanine equity
Share subscriptions (in shares)			11,901,670
Series A redeemable preference shares
Mezzanine equity
Redeemable preference shares outstanding (in shares)			100,000
Redemption amount of preference shares			$ 95.0
Gain on redemption of preference shares			$ 13.8
Series A redeemable preference shares | IMGAH
Mezzanine equity
Preferred shares authorized (in shares)	150,000
Number of convertible preferred shares issued as a consideration (in shares)	100,000
Redeemable preference share liquidation preference per share (in dollars per share)	$ 1,000